Other current and Long Term liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current And Long Term Liabilities [Line Items]
Funding from partner GSK long term	$ 5,953	$ 6,345
R&D credit tax financing long term	6,113	12,661
Provision for retirement indemnity (see note 21)	3,834	2,875
Employee service award provision long term	0	2,768
Other	40	31
Total Other long term liabilities	$ 15,940	$ 24,680